[ALPS Fund Services, Inc. letterhead]

May 31, 2007

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:

Ameristock Mutual Fund, Inc.

File Nos. 033-98276 and 811-09090

Ladies and Gentlemen:

As the filing agent for the Ameristock Mutual Fund Inc. and the Westcore Funds, please accept this 497J as explanation that the 497J that was filed on May 4, 2007, under the Ameristock Mutual Fund Inc., Accession Number 0001000207-07-000010, was erroneously filed under the wrong CIK.  The filing has subsequently been correctly filed.

If you have any questions or require additional information, please call the undersigned at 303.623.2577.

Sincerely,

ALPS FUND SERVICES, INC.

/s/ Marcy Coffman

Marcy Coffman

Legal Assistant